787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 19, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Multi-State Municipal Series Trust
Post-Effective Amendment No. 73 under the Securities Act of 1933 and Amendment No. 292 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 2-99473 and File No. 811-04375)

Ladies and Gentlemen:

On behalf of BlackRock Multi-State Municipal Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 73 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock New York Municipal Bond Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment process, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on December 19, 2014. In addition, we note that Fund will be renamed the BlackRock New York Municipal Opportunities Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc:	Ben Archibald, Esq.
Maria Gattuso, Esq.

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